Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventory
Inventories consist of the following at December 31, 2017 and December 31, 2016 (in thousands):

	December 31, 2017	December 31, 2016
Raw materials (1)	$124,685	$175,240
Work-in-process (1)	109,897	100,494
Finished goods (1)	156,855	279,937
Total	$391,437	$555,671

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(1) The components of inventory shown in the table above are net of allowance for obsolescence.